UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Item 1.  Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.8%
	AEROSPACE/DEFENSE – 5.5%
8,000	General Dynamics Corp.	$1,610,800
6,600	United Technologies Corp.	790,152
		2,400,952
	APPAREL – 2.0%
14,000	VF Corp.	880,180

	BANKS – 5.9%
14,500	Bank of New York Mellon Corp.	758,060
9,000	JPMorgan Chase & Co.	818,010
11,000	State Street Corp.	1,017,390
		2,593,460
	BUILDING MATERIALS – 0.9%
6,380	Fortune Brands Home & Security, Inc.	398,941

	CHEMICALS – 2.5%
12,000	LyondellBasell Industries NV, Class A	1,087,080

	COMPUTERS – 4.5%
3,984	DXC Technology Co.	338,640
46,378	Hewlett Packard Enterprise Co.	837,587
5,500	International Business Machines Corp.	786,665
		1,962,892
	COSMETICS/PERSONAL CARE – 4.0%
8,800	Procter & Gamble Co.	811,976
16,400	Unilever PLC ADR	954,644
		1,766,620
	DIVERSIFIED FINANCIAL SERVICES – 8.9%
18,000	American Express Co.	1,549,800
9,000	Ameriprise Financial, Inc.	1,246,590
10,000	Franklin Resources, Inc.	432,300
7,900	T Rowe Price Group, Inc.	666,444
		3,895,134
	ELECTRIC – 4.7%
13,000	American Electric Power Co., Inc.	957,190
8,284	Duke Energy Corp.	723,193
8,400	Southern Co.	405,384
		2,085,767
	ELECTRONICS – 2.4%
3,400	Allegion PLC	267,614
20,000	Corning, Inc.	575,200
3,150	Fortive Corp.	204,655
		1,047,469

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2017 (Unaudited)

Number of Shares		Value

	FOOD – 1.4%
3,000	Kraft Heinz Co.	$242,250
9,000	Mondelez International, Inc., Class A	365,940
		608,190
	HEALTHCARE-PRODUCTS – 1.7%
6,300	Danaher Corp.	525,546
3,022	Medtronic PLC	243,634
		769,180
	HEALTHCARE-SERVICES – 3.3%
7,300	Anthem, Inc.	1,431,092

	HOLDING COMPANIES-DIVERSIFIED – 1.5%
28,800	Leucadia National Corp.	681,984

	HOUSEHOLD PRODUCTS/WARES – 2.9%
7,586	Clorox Co.	1,050,889
1,717	Kimberly-Clark Corp.	211,689
		1,262,578
	INSURANCE – 4.2%
3	Berkshire Hathaway, Inc., Class A*	814,350
10,000	Prudential Financial, Inc.	1,020,800
		1,835,150
	INTERNET – 0.8%
12,000	Symantec Corp.	359,760

	MEDIA – 3.8%
5,166	Time Warner, Inc.	522,283
30,500	Twenty-First Century Fox, Inc.	841,495
10,000	Viacom, Inc., Class B	286,000
		1,649,778
	MISCELLANEOUS MANUFACTURING – 8.6%
5,100	3M Co.	1,042,032
18,000	Eaton Corp. PLC	1,291,680
10,200	Ingersoll-Rand PLC	870,978
9,076	Pentair PLC	563,166
		3,767,856
	OIL & GAS – 0.8%
4,700	Exxon Mobil Corp.	358,751

	PHARMACEUTICALS – 5.9%
5,000	Bristol-Myers Squibb Co.	302,400
9,000	GlaxoSmithKline PLC ADR	362,070
13,820	Merck & Co., Inc.	882,545
31,000	Pfizer, Inc.	1,051,520
		2,598,535

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2017 (Unaudited)

Number of Shares		Value

	RETAIL – 1.5%
4,225	McDonald's Corp.	$675,873

	SEMICONDUCTORS – 2.1%
26,000	Intel Corp.	911,820

	SOFTWARE – 6.2%
19,500	Microsoft Corp.	1,458,015
25,000	Oracle Corp.	1,258,250
		2,716,265
	TELECOMMUNICATIONS – 5.1%
15,020	AT&T, Inc.	562,649
37,500	Cisco Systems, Inc.	1,207,875
10,000	Verizon Communications, Inc.	479,700
		2,250,224
	TRANSPORTATION – 0.7%
3,000	Union Pacific Corp.	315,900

	TOTAL COMMON STOCKS (Cost $23,291,859)	40,311,431

	EXCHANGE-TRADED FUNDS – 0.9%
	COMMODITY FUND – 0.9%
30,000	iShares Gold Trust*	381,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,769)	381,600

	SHORT-TERM INVESTMENTS – 7.2%
3,157,266	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.88%**	3,157,266

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,157,266)	3,157,266

	TOTAL INVESTMENTS – 99.9% (Cost $26,744,894)	43,850,297
	Other Assets in Excess of Liabilities – 0.1%	60,403

	TOTAL NET ASSETS –100.0%	$43,910,700

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at August 31, 2017.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 78.4%
	AEROSPACE/DEFENSE – 5.7%
17,199	Astronics Corp.*	$452,162
4,859	Astronics Corp., Class B*	127,306
47,315	Cubic Corp.	2,032,179
39,931	Ducommun, Inc.*	1,098,102
36,319	Orbital ATK, Inc.	4,052,474
		7,762,223
	APPAREL – 3.8%
57,912	Deckers Outdoor Corp.*	3,700,577
63,839	Delta Apparel, Inc.*	1,252,521
38,899	Iconix Brand Group, Inc.*	217,445
		5,170,543
	AUTO PARTS & EQUIPMENT – 1.0%
25,000	Tenneco, Inc.	1,355,000

	BANKS – 2.4%
139,363	Hilltop Holdings, Inc.	3,298,722

	CHEMICALS – 1.7%
56,381	CSW Industrials, Inc.*	2,359,545

	COMMERCIAL SERVICES – 1.6%
170,487	RPX Corp.*	2,226,560

	COMPUTERS – 1.2%
20,800	DST Systems, Inc.	1,067,664
34,944	Syntel, Inc.	631,089
		1,698,753
	DISTRIBUTION/WHOLESALE – 2.1%
39,574	Anixter International, Inc.*	2,920,561

	ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
17,600	Graham Corp.	352,528

	ELECTRONICS – 9.1%
29,610	SYNNEX Corp.	3,541,652
41,552	Tech Data Corp.*	4,582,770
242,977	Vishay Intertechnology, Inc.	4,300,693
		12,425,115
	FOOD – 1.9%
151,900	Darling Ingredients, Inc.*	2,643,060

	FOREST PRODUCTS & PAPER – 2.1%
75,842	Schweitzer-Mauduit International, Inc.	2,876,687

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2017 (Unaudited)

Number of Shares		Value

	GAS – 6.7%
72,040	New Jersey Resources Corp.	$3,144,546
53,741	South Jersey Industries, Inc.	1,928,227
81,402	UGI Corp.	4,022,073
		9,094,846
	HEALTHCARE-PRODUCTS – 1.0%
15,000	STERIS PLC	1,307,400

	INSURANCE – 7.6%
12,145	American National Insurance Co.	1,405,298
53,125	Aspen Insurance Holdings Ltd.	2,401,250
28,932	CNO Financial Group, Inc.	646,630
26,226	Crawford & Co., Class B	260,162
5,410	EMC Insurance Group, Inc.	150,831
71,182	Horace Mann Educators Corp.	2,502,047
56,217	RLI Corp.	3,008,734
		10,374,952
	LEISURE TIME – 0.3%
18,460	Vista Outdoor, Inc.*	378,430

	MACHINERY-CONSTRUCTION & MINING – 2.6%
47,942	Oshkosh Corp.	3,576,473

	MACHINERY-DIVERSIFIED – 3.4%
37,269	Graco, Inc.	4,304,942
8,394	Hurco Cos., Inc.	295,049
		4,599,991
	MEDIA – 5.0%
72,021	Meredith Corp.	3,914,342
74,712	Scholastic Corp.	2,945,894
		6,860,236
	METAL FABRICATE/HARDWARE – 2.2%
66,141	LB Foster Co.	1,263,293
40,000	Timken Co.	1,794,000
		3,057,293
	MISCELLANEOUS MANUFACTURING – 3.1%
3,900	Chase Corp.	364,650
9,330	Colfax Corp.*	372,080
24,600	Crane Co.	1,826,058
44,875	Fabrinet*	1,742,945
		4,305,733
	PHARMACEUTICALS – 3.1%
111,241	Owens & Minor, Inc.	3,108,074
23,037	Prestige Brands Holdings, Inc.*	1,168,206
		4,276,280

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2017 (Unaudited)

Number of Shares		Value

	SEMICONDUCTORS – 1.8%
58,113	Synaptics, Inc.*	$2,415,758

	SOFTWARE – 2.4%
83,984	CSG Systems International, Inc.	3,251,021

	TELECOMMUNICATIONS – 1.5%
46,879	Plantronics, Inc.	1,998,452

	TEXTILES – 2.7%
25,329	UniFirst Corp.	3,637,244

	TRUCKING & LEASING – 2.1%
67,083	Greenbrier Cos., Inc.	2,877,861

	TOTAL COMMON STOCKS (Cost $73,124,874)	107,101,267

	MUTUAL FUNDS – 1.0%
106,846	Central Fund of Canada Ltd., Class A**	1,411,435

	TOTAL MUTUAL FUNDS (Cost $1,318,331)	1,411,435

	SHORT-TERM INVESTMENTS – 20.8%
28,436,403	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.88%***	28,436,403

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,436,403)	28,436,403

	TOTAL INVESTMENTS – 100.2% (Cost $102,879,608)	136,949,105
	Liabilities in Excess of Other Assets – (0.2)%	(260,599)

	TOTAL NET ASSETS –100.0%	$136,688,506

PLC – Public Limited Company

*	Non-income Producing.
**	Passive foreign investment company.
***	Variable rate security; the coupon rate shown represents the yield at August 31, 2017.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments (Unaudited)

Federal Tax Information

At May 31, 2017, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$26,411,042	$104,042,738

Gross unrealized appreciation	$16,607,800	$38,172,760
Gross unrealized depreciation	(290,051)	(1,626,036)
Net unrealized appreciation on investments	$16,317,749	$36,546,724

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and timing differences in recognizing certain gains and losses in security transactions.

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations may be valued using amortized cost, which approximates fair value, and are generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting principles accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds, and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended August 31, 2017. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of August 31, 2017:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$40,311,431	$-	$-	$40,311,431
Exchange-Traded Funds	381,600	-	-	381,600
Short-Term Investments	3,157,266	-	-	3,157,266
Total	$43,850,297	$-	$-	$43,850,297

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$107,101,267	$-	$-	$107,101,267
Mutual Funds	1,411,435	-	-	1,411,435
Short-Term Investments	28,436,403	-	-	28,436,403
Total	$136,949,105	$-	$-	$136,949,105

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 25, 2017

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
October 25, 2017